Risks Arising from Financial Instruments - Summary of Nominal Contractual Maturities of Non-Derivative Financial Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Non-derivative financial liabilities
Bank overdraft	$ (21)	$ 0
Less than 1 year [member]
Non-derivative financial liabilities
Unsecured bond issues	(5,769)	(3,453)
Trade and other payables	(22,128)	(23,750)
lease liabilities	(666)	(639)
Secured bank loans	(6)	(5)
Unsecured bank loans	(196)	(94)
Unsecured other loans	(79)	(172)
Bank overdraft	(21)
Non-derivative financial liabilities	(28,864)	(28,113)
Derivative financial assets/(liabilities)
Equity derivatives	(5,098)	(5,614)
Foreign exchange derivatives	(367)	(52)
Cross currency interest rate swaps	(85)	9
Interest rate swaps	0	(93)
Commodity derivatives	(59)	(69)
Derivative financial assets/(liabilities)	(5,609)	(5,818)
Of which: related to cash flow hedges	(399)	(91)
1-2 years [member]
Non-derivative financial liabilities
Unsecured bond issues	(5,304)	(3,416)
Trade and other payables	(270)	(257)
lease liabilities	(618)	(620)
Secured bank loans	(5)	(4)
Unsecured bank loans	0
Unsecured other loans	(100)	(94)
Bank overdraft	0
Non-derivative financial liabilities	(6,297)	(4,391)
Derivative financial assets/(liabilities)
Equity derivatives	0
Foreign exchange derivatives	(28)
Cross currency interest rate swaps	(6)	9
Interest rate swaps	(80)
Commodity derivatives	(1)
Derivative financial assets/(liabilities)	(115)	9
Of which: related to cash flow hedges	(3)	(2)
2-3 years [member]
Non-derivative financial liabilities
Unsecured bond issues	(9,219)	(7,311)
Trade and other payables	(107)	(128)
lease liabilities	(419)	(398)
Secured bank loans	(5)	(4)
Unsecured bank loans	0
Unsecured other loans	(18)	(20)
Bank overdraft	0
Non-derivative financial liabilities	(9,766)	(7,861)
Derivative financial assets/(liabilities)
Equity derivatives	0
Foreign exchange derivatives	0
Cross currency interest rate swaps	(71)	(30)
Interest rate swaps	0
Commodity derivatives	0
Derivative financial assets/(liabilities)	(71)	(30)
Of which: related to cash flow hedges	(24)	(38)
3-5 years [member]
Non-derivative financial liabilities
Unsecured bond issues	(11,924)	(14,352)
Trade and other payables	(364)	(328)
lease liabilities	(429)	(447)
Secured bank loans	(9)	(8)
Unsecured bank loans	0
Unsecured other loans	(1)	(2)
Bank overdraft	0
Non-derivative financial liabilities	(12,727)	(15,138)
Derivative financial assets/(liabilities)
Equity derivatives	0
Foreign exchange derivatives	(89)
Cross currency interest rate swaps	(61)	1
Interest rate swaps	0
Commodity derivatives	0
Derivative financial assets/(liabilities)	(150)	1
Of which: related to cash flow hedges	(1)
Greater than 5 years [member]
Non-derivative financial liabilities
Unsecured bond issues	(87,701)	(84,881)
Trade and other payables	(523)	(297)
lease liabilities	(458)	(488)
Secured bank loans	0	(4)
Unsecured bank loans	0
Unsecured other loans	(10)	(9)
Bank overdraft	0
Non-derivative financial liabilities	(88,692)	(85,678)
Derivative financial assets/(liabilities)
Equity derivatives	0
Foreign exchange derivatives	0
Cross currency interest rate swaps	(36)	(46)
Interest rate swaps	0	(1)
Commodity derivatives	0
Derivative financial assets/(liabilities)	(36)	(47)
Of which: related to cash flow hedges	(5)	(4)
Carrying amount [member]
Non-derivative financial liabilities
Unsecured bond issues	(72,826)	(69,484)
Trade and other payables	(23,201)	(24,601)
lease liabilities	(2,333)	(2,303)
Secured bank loans	(19)	(19)
Unsecured bank loans	(196)	(94)
Unsecured other loans	(184)	(269)
Bank overdraft	(21)
Non-derivative financial liabilities	(98,779)	(96,770)
Derivative financial assets/(liabilities)
Equity derivatives	(5,098)	(5,614)
Foreign exchange derivatives	(484)	(52)
Cross currency interest rate swaps	(259)	(55)
Interest rate swaps	(80)	(94)
Commodity derivatives	(60)	(69)
Derivative financial assets/(liabilities)	(5,981)	(5,885)
Of which: related to cash flow hedges	(432)	(134)
Contractual cash flows [member]
Non-derivative financial liabilities
Unsecured bond issues	(119,917)	(113,412)
Trade and other payables	(23,390)	(24,760)
lease liabilities	(2,590)	(2,592)
Secured bank loans	(24)	(25)
Unsecured bank loans	(196)	(94)
Unsecured other loans	(208)	(297)
Bank overdraft	(21)
Non-derivative financial liabilities	(146,347)	(141,181)
Derivative financial assets/(liabilities)
Equity derivatives	(5,098)	(5,614)
Foreign exchange derivatives	(484)	(52)
Cross currency interest rate swaps	(259)	(55)
Interest rate swaps	(80)	(94)
Commodity derivatives	(60)	(69)
Derivative financial assets/(liabilities)	(5,981)	(5,885)
Of which: related to cash flow hedges	$ (432)	$ (134)